Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0002066824
Registrant Name	VanEck BNB ETF
Registration File Number	333-286959
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	VanEck BNB ETF
Street 1	666 Third Avenue
Street 2	9th Floor
City	New York
State or Country Code	New York
Zip Code	10017
Reporting FY End Date	Jun. 30, 2026